Stockholders' Equity - Preferred Stock Shares (Details) - $ / shares	Jun. 30, 2021	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 09, 2020
Stockholders' Equity
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000		0
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0		0	0
Preferred shares, shares outstanding	0		0	0